Expense Example	Jun. 08, 2026 USD ($)
Bitcoin Volatility ETF | Bitcoin Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	367
2x Bitcoin Volatility ETF | 2x Bitcoin Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	587
-1x Bitcoin Volatility ETF | -1x Bitcoin Volatility ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	$ 428